Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

26Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board and executive officers.

	2024	2023
	£ 000	£ 000
Salaries and other short term employee benefits (including bonuses)	1,455	883
Payments to defined contribution pension schemes	4	1
Share-based payment expense	2,563	795
	4,022	1,679

The short-term benefits disclosed above include £187 thousand (2023: £nil) of bonuses which were unpaid as at year end and are included in other payables. Aggregate gains made on the exercise of share options for the Directors during the year totaled £nil (2023: £1,788 thousand).

Summary of relationship with Directors

On September 11, 2023, the Company appointed Stuart Simpson as Chief Financial Officer and on May 1, 2024 the Company appointed Stuart Simpson as Chief Executive Officer, replacing Stephen Fitzpatrick. During the period ended December 31,2024 a total of 1,195,035 share options were awarded to Stuart Simpson and subsequent to the year end, on January 24, 2025 a total of 360,245 further share options were awarded to Stuart Simpson, vesting on a quarterly basis until March 31, 2028.

Stuart Simpson’s employment agreement with the Company includes an anti-dilution provision, pursuant to which, subject to Stuart Simpson’s continued employment as Chief Executive Officer of the Company, the award represents less than 2.4% of the Company's issued and outstanding ordinary shares (excluding Earn Out Shares), the Company will grant further nil-cost options such that Stuart Simpson’s holding (excluding any sold, transferred or other disposed shares) remains 2.4% of the Company's then issued and outstanding ordinary shares.

On May 1, 2024 the Company appointed Benjamin Story as a member of the Board of Directors.

On September 16, 2024, the Company appointed Vincent Casey as a member of the Board of Directors. Subsequent to the year end, on January 14, 2025, Vincent Casey resigned as a member of the Board of Directors.

On September 20, 2024, the Company appointed Stephen Welch as a member of the Board of Directors.

From November 6, 2024, Mike Flewitt no longer served as the chair nor as a member of the Board of Directors. Stephen Welch was appointed as the chairman of the Board as from that date.

Subsequent to the year end, on January 14, 2025, Dómhnal Slattery was appointed as a member of the Board of Directors and chairman of the Board, replacing Stephen Welch, who remains a member of the Board of Directors.

Subsequent to the year end, on January 24, 2025 Dómhnal Slattery was awarded 814,700 share options, vesting on a quarterly basis until December 31, 2028. Dómhnal Slattery’s engagement letter with the Company includes an anti-dilution provision, pursuant to which, subject to Dómhnal Slattery’s continued service as the chairman of the Board, if his award represents less than 1% of the Company’s issued and outstanding ordinary shares (excluding Earn Out Shares), the Company will grant further nil-cost options such that Dómhnal Slattery’s award, when fully vested, (excluding any sold, transferred or other disposed shares) remains 1% of the Company’s then issued and outstanding ordinary shares.

During the period ended December 31, 2024 a total of 76,142 share options and restricted stock units were awarded to independent members of the Board of Directors.

26Related party transactions (continued)

Summary of relationship with Stephen Welch

Pursuant to a remuneration arrangement between Stephen Fitzpatrick and Stephen Welch, a portion of Stephen Welch’s compensation for his services rendered as a director of the Company in 2024 (including as a member of any committee of the Board) was paid by Stephen Fitzpatrick.

However, on December 20, 2024, the Company agreed to reimburse Stephen Fitzpatrick for all documented fees and expenses incurred up to the date of the Partial Conversion of Convertible Senior Secured Notes in connection with Stephen Welch’s position on the Board, subject to a cap of $75 thousand (£60 thousand). Accordingly, amounts totaling £60 thousand remained payable and outstanding as at December 31, 2024.

Subsequent to the year end, on January 30, 2025, the Company agreed to waive the cap to settle all outstanding compensation with £35 thousand subsequently paid to Stephen Welch.

Summary of relationship with Stephen Fitzpatrick

On February 22, 2024 the Company entered into the SF Investment Agreement with Imagination Aero Ltd., a company wholly owned by Stephen Fitzpatrick (at such time, the Company’s majority shareholder and a member of the Board of Directors), pursuant to which Imagination Aero agreed to purchase, and the Company agreed to issue and sell to Imagination Aero, up to $50 million of (i) newly issued ordinary shares and (ii) 50,000,000 SF Warrants with each warrant entitling the registered holder to purchase one-tenth of one ordinary share. In accordance with the SF Investment Agreement, on March 13, 2024, $25 million in gross proceeds were received for 200 thousand shares (resulting in £15,629 thousand being recognized within share premium) and 50 million warrants (resulting in £3,907 thousand being recognized within the warrant reserve).

In connection with the SF Investment Agreement and the transactions contemplated thereunder, the Company agreed to reimburse legal fees incurred by Stephen Fitzpatrick totaling £175 thousand, with no such amounts outstanding as at December 31, 2024.

Pursuant to the terms of the SF Investment Agreement, subject to certain conditions, Imagination Aero Ltd. committed to fund a second tranche of equity investment in the amount of $25 million, with payment due by August 14, 2024. The Company did not receive payment of any portion of this amount and on December 20, 2024, the Company entered into an Investment Agreement whereby all obligations under the SF Investment Agreement are deemed expired, including in respect of the funding commitment in respect of the second tranche $25 million funding commitment.

Furthermore, on December 20, 2024 the Company entered into an Investment Agreement whereby Stephen Fitzpatrick would be granted the right to participate for $25 million in the Company’s 2025 Offering on the same economic terms as other investors, or in the event he elects not to participate, a 12 month option to invest $25 million in Ordinary Shares of the Company at a strike price equal to the per share purchase price paid by investors in the 2025 Offering.

Subsequent to the period end, and on January 24, 2025, the Company’s closed its 2025 Offering in which Stephen Fitzpatrick did not elect to participate but retains the 12-month option to purchase up to $25 million Ordinary Shares of the Company, and on January 30, 2025 Stephen Fitzpatrick resigned from the Board of Directors.

Also subsequent to the year end, the Company reimbursed Imagination Industries Investments Ltd, a company controlled by Stephen Fitzpatrick, and Stephen Fitzpatrick amounts totaling £871 thousand relating to legal fees incurred in relation to the Investment Agreement and the transactions contemplated thereunder.

During the year, Imagination Industries Investments Ltd, a company controlled by Stephen Fitzpatrick provided and charged the Group with additional services totaling £130 thousand (2023: £83 thousand), of which £56 thousand was outstanding as at December 31, 2024 (December 31, 2023: £nil), and the Group provided Imagination Industries Investments Ltd with services totaling £52 thousand (2023: £nil), of which £52 thousand was outstanding as at December 31, 2024 (December 31, 2023: £nil).

26Related party transactions (continued)

Investment Agreement and Related Transactions

On December 23, 2024, The Company entered into the First Supplemental Indenture with Mudrick Capital, which sets forth certain amendments to the Indenture dated December 16, 2021. The amendments include: (i) effective December 15, 2024, increasing the interest rate applicable to the Convertible Senior Secured Notes to 10.00% for cash interest and 12.00% for PIK interest; (ii) extending the maturity date of the Convertible Senior Secured Notes to December 15, 2028; and (iii) providing for a fixed conversion price of $2.75 per ordinary share (or 363.636 ordinary shares per $1,000 principal amount) for half of the principal amount of the Convertible Senior Secured Notes and $3.50 per ordinary share(or 285.714 ordinary shares per $1,000 principal amount) for the other half.

Following the execution of the First Supplemental Indenture, in accordance with the Investment Agreement, the holders of the Convertible Senior Secured Notes delivered conversion notices to the Company for the conversion of half, or approximately $130 million in principal amount, of the Convertible Senior Secured Notes at a fixed conversion price of $2.75 per ordinary share. This resulted in the issuance of 47,343,585 ordinary shares, with a reference share price of $7.42 per ordinary share, by the Company to the holders of the Convertible Senior Secured Notes.

Accordingly, on December 23, 2024 the ultimate controlling party of the Company became Mudrick Capital (including funds, investors, entities or accounts that are managed, sponsored or advised by it or its affiliates). Jason Mudrick is the founder, general partner and Chief Investment Officer of Mudrick Capital.

For the period from December 23, 2024 to December 31, 2024 the Company recognized fair value losses totaling £230,495 thousand in relation to Convertible Senior Secured Notes.

Subsequent to the year end, the Company reimbursed Mudrick Capital amounts totaling £877 thousand relating to legal fees and transaction costs incurred, and accrued as at December 31, 2024, in relation to the Investment Agreement and the transactions contemplated thereunder.

2025 Offering

On December 20, 2024, the Company enterest into the Investment Agreement, which sets forth, among other things, a commitment from Mucrick Capital to fund up to $50 million to the Company in its subsequent funding round, with $25 million funded on a non-contingent basis, and a backstop commitment for an additional up to $25 million to be funded by Mudrick Capital if the Company is not able to raise such amount in such funding round. Subsequent to the year end, on January 24, 2025, the Company closed its subsequent funding round by way of the 2025 Offering, in which Mudrick Capital invested its $25 million non-contingent funding commitment in exchange for 4,166,666 Units, with each Unit consisting of (i) one ordinary share; (ii) one-half of one Tranche A Warrant; and (iii) one-half of one Tranche B Warrant.

The Tranche A warrants will expire on the earlier of: (i) upon the satisfaction of both of the following conditions: (a) the Company successfully demonstrating a wing-borne flight of its VX4 prototype aircraft and (b) the 10-day volume weighted average price of the Company’s ordinary shares, following the public disclosure of such successful wing-borne flight, being equal to or greater than, 103% of the exercise price of the warrants, the 30th day following the date of such disclosure; and (ii) the five-year anniversary of the date of issuance. The Tranche A warrants are exercisable at an exercise price of $6.00 per whole ordinary share.

The Tranche B warrants will expire five years from the date of issuance and are exercisable at an exercise price of $7.50 per whole ordinary share.